Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Interest income using effective interest rate method	€ 24,439	€ 18,577	€ 20,715
Other interest income	3,934	2,474	1,843
Total interest income	28,373	21,051	22,559
Interest expense using effective interest rate	(10,019)	(5,085)	(7,402)
Other interest expense	(3,762)	(1,966)	(1,605)
Total interest expense	(13,780)	(7,051)	(9,007)
Net interest income	14,593	14,000	13,552
Fee and commission income	5,085	5,004	4,514
Fee and commission expense	(1,499)	(1,487)	(1,503)
Net fee and commission income	3,586	3,517	3,011
Valuation results and net trading income	12,214	2,065	474
Investment income	181	167	152
Share of result from associates and joint ventures	92	141	66
Impairment of associates and joint ventures	(192)	(3)	(235)
Result on disposal of group companies	6	(29)	(3)
Net result on derecognition of financial assets measured at amortised cost	(5)	0	189
Other net income	(56)	236	20
Total income	30,418	20,093	17,227
Addition to loan loss provisions	1,861	516	2,675
Staff expenses	6,152	5,941	5,812
Other operating expenses	5,047	5,251	5,341
Total expenses	13,060	11,708	13,828
Result before tax	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Net result	12,228	6,079	2,329
Net result attributable to Non-controlling interests	102	128	78
Net result attributable to shareholders of the parent	€ 12,126	€ 5,951	€ 2,250
Earnings per ordinary share
Basic earnings per ordinary share (in eur per share)	€ 3.35	€ 1.53	€ 0.58
Diluted earnings per ordinary share (in eur per share)	€ 3.35	€ 1.53	€ 0.58